Taxation (Tables)	12 Months Ended
Oct. 31, 2021
Taxation [Abstract]
Income Tax
A Taxation in the Consolidated statement of comprehensive income

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Continuing operations	$m	$m	$m
Current tax
Current year	145.7	175.4	163.9
Adjustments to tax in respect of previous periods	0.9	7.8	(35.3)
	146.6	183.2	128.6
Deferred tax
Origination and reversal of temporary differences	(237.9)	(195.3)	(139.7)
Adjustments to tax in respect of previous periods	(23.3)	10.7	24.5
Previously unrecognized temporary differences	-	-	(29.4)
Impact of changes in tax rates	31.9	35.6	-
	(229.3)	(149.0)	(144.6)

Total tax (credit)/charge	(82.7)	34.2	(16.0)

Reconciliation of Income Tax Provision
The tax charge for the year ended October 31, 2021 is higher than the standard rate of corporation tax in the UK of 19.00% (Year ended October 31, 2020: 19.00%; Year ended October 31, 2019 19.00%). The differences are explained below:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Loss before taxation	(517.8)	(2,940.4)	(34.1)

Tax at UK corporation tax rate 19.00% (2020: 19.00%, 2019: 19.00%)	(98.4)	(558.7)	(6.5)
Effects of:
Tax rates other than the UK standard rate	(8.6)	(78.0)	(4.4)
Intra-Group financing	0.3	(21.0)	(42.8)
Innovation tax credit benefits	(22.3)	(31.8)	(13.5)
US foreign inclusion income	15.5	20.4	43.7
Share options	1.6	4.1	7.1
Movement in deferred tax not recognized	5.3	11.1	14.4
Previously unrecognized temporary differences	-	-	(29.4)
Impact of rate changes	31.9	35.6	-
Goodwill impairment	-	592.8	-
Expenses not deductible and other permanent differences	14.4	41.2	26.2
	(60.3)	15.7	(5.2)
Adjustments to tax in respect of previous periods:
Current tax	0.9	7.8	(35.3)
Deferred tax	(23.3)	10.7	24.5
	(22.4)	18.5	(10.8)

Total taxation	(82.7)	34.2	(16.0)

Current Tax Receivables
B	Current tax receivables
	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	59.1	45.3

Non-current Tax Receivables
C	Non-current tax receivables
	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	48.0	-

Current Tax Liabilities
D	Current tax liabilities
	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	94.1	150.1

Non-Current Tax Liabilities
E	Non-current tax liabilities
	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	91.9	102.7

Net Deferred Tax Liability
F	Deferred tax

		Year ended October 31, 2021	Year ended October 31, 2020
Net Deferred tax liability	Note	$m	$m
At November 1		(841.1)	(987.1)

Reallocated to deferred tax assets		(15.0)	-
Credited to consolidated statement of comprehensive income:		229.3	147.9
- Continuing operations	7A	229.3	149.0
- Discontinued operation		-	(1.1)

Charged directly to equity		(0.2)	(1.5)

Charged to other comprehensive income:		(15.9)	(2.5)

Acquisitions in the period		(1.9)	-
Reallocated to liabilities held for sale		45.5	-
Impact of adoption of IFRS 16		-	1.8
Foreign exchange adjustment		0.2	0.3
At October 31,		(599.1)	(841.1)

	Year ended October 31, 2021	Year ended October 31, 2020
Net Deferred tax asset	$m	$m
At November 1	-	-
Reallocated from deferred tax liabilities	15.0	-
At October 31,	15.0	-

Deferred Tax Assets
Deferred tax assets

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Tax credits	Intangible assets	Other temporary differences	Research and development	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2020	133.5	0.8	90.5	16.3	-	69.7	86.5	397.3
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	8.0	3.3	7.7	(8.4)	-	11.4	36.3	58.3
Credited to consolidated statement of comprehensive income – discontinued operation	-	-	-	-	-	-	-	-
Charged directly to equity	-	(0.2)	-	-	-	-	-	(0.2)
Charged to other comprehensive income	-	-	-	-	-	(8.1)	-	(8.1)
Foreign exchange adjustment	-	0.1	-	-	-	(0.1)	-	-
Subtotal	141.5	4.0	98.2	7.9	-	72.9	122.8	447.3
Jurisdictional offsetting								(432.3)
At October 31, 2021								15.0

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Tax credits	Intangible assets	Other temporary differences	Research and development	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2019	100.5	5.0	108.6	6.8	-	88.6	-	309.5
Transferred from deferred tax liabilities	-	-	-	-	-	-	13.6	13.6
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	33.0	(2.7)	(18.1)	9.5	0.2	(24.4)	72.9	70.4
Credited to consolidated statement of comprehensive income – discontinued operation	-	-	-	-	-	(1.1)	-	(1.1)
Credited directly to equity	-	(1.5)	-	-	-	-	-	(1.5)
Debited to other comprehensive income	-	-	-	-	-	6.2	-	6.2
Foreign exchange adjustment	-	-	-	-	(0.2)	0.4	-	0.2
Subtotal	133.5	0.8	90.5	16.3	-	69.7	86.5	397.3
Jurisdictional offsetting								(397.3)
At October 31, 2020								-

Unrecognize Deferred Tax Assets in Relation to Gross Temporary Differences
The Group did not recognize deferred tax assets in relation to the following gross temporary differences, the expiration of which is determined by the tax law of each jurisdiction:

	Expiration:
	2022	2023	2024	2025	2026	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2021
Type of temporary difference:
Losses	0.6	7.4	23.8	40.5	8.2	2,045.1	54.1	2,179.7
Credits	3.2	1.8	1.4	1.4	0.9	4.7	41.1	54.5
Other	-	-	-	-	-	35.3	23.9	59.2
Total	3.8	9.2	25.2	41.9	9.1	2,085.1	119.1	2,293.4

	Expiration:
	2021	2022	2023	2024	2025	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2020
Type of temporary difference:
Losses	5.0	11.9	23.7	43.4	13.3	2,226.7	50.7	2,374.7
Credits	3.5	3.1	1.8	1.4	0.7	5.5	45.4	61.4
Other	-	-	-	-	-	88.4	23.9	112.3
Total	8.5	15.0	25.5	44.8	14.0	2,320.6	120.0	2,548.4

Deferred Tax Liabilities
Deferred tax liabilities

	Intangible assets	Research and development	Other temporary differences	Total
	$m	$m	$m	$m
At November 1, 2020	(1,180.5)	-	(57.9)	(1,238.4)
Charged to Consolidated statement of comprehensive income – continuing operations	176.8	-	(5.8)	171.0
Credited to other comprehensive income – continuing operations	(7.8)	-	-	(7.8)
Acquisitions	(1.9)	-	-	(1.9)
Deferred tax liabilities reallocated to liabilities held for sale	45.5	-	-	45.5
Foreign exchange adjustment	0.2	-	-	0.2
Subtotal	(967.7)	-	(63.7)	(1,031.4)
Jurisdictional offsetting				432.3
At October 31, 2021				(599.1)

	Intangible assets	Research and development	Other temporary differences	Total
	$m	$m	$m	$m
At November 1, 2019	(1,257.1)	13.6	(53.1)	(1,296.6)
Transferred to deferred tax assets	-	(13.6)	-	(13.6)
Charged to Consolidated statement of comprehensive income – continuing operations	85.4	-	(6.8)	78.6
Credited to other comprehensive income – continuing operations	(8.7)	-	-	(8.7)
Credited to equity – impact of adoption of IFRS 16	-	-	1.8	1.8
Foreign exchange adjustment	(0.1)	-	0.2	0.1
Subtotal	(1,180.5)	-	(57.9)	(1,238.4)
Jurisdictional offsetting				397.3
At October 31, 2020				(841.1)